Leases - Lessee - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Lessee Lease Description [Line Items]
Right-of-use lease assets	$ 6,879		$ 7,299
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets Noncurrent		Other Assets Noncurrent
Operating lease liabilities	$ 8,611		$ 9,112
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities [Member]		Other Liabilities [Member]
Operating lease expense	$ 586	$ 572